Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss

14	Financial assets designated and otherwise mandatorily measured at fair value through profit or loss

	2022				2021
	Designated at fair value	Mandatorily measured at fair value	Total	Designated at fair value	Mandatorily measured at fair value	Total
	$m	$m	$m	$m	$m	$m
Securities	3,079	38,529	41,608	2,251	42,062	44,313
– treasury and other eligible bills	649	95	744	599	31	630
– debt securities	2,430	3,969	6,399	1,652	5,177	6,829
– equity securities	—	34,465	34,465	—	36,854	36,854
Loans and advances to banks and customers	—	1,841	1,841	—	4,307	4,307
Other	—	1,614	1,614	—	1,184	1,184
At 31 Dec	3,079	41,984	45,063	2,251	47,553	49,804